UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/15

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for those series, as appropriate.

Dreyfus Core Equity Fund

Dreyfus Floating Rate Income Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Core Equity Fund
November 30, 2015 (Unaudited)

Common Stocks--99.1%	Shares	Value ($)
Banks--1.8%
Wells Fargo & Co.	82,750	4,559,525
Capital Goods--.8%
United Technologies	20,200	1,940,210
Consumer Services--2.4%
McDonald's	27,250	3,110,860
NIKE, Cl. B	23,160	3,063,605
		6,174,465
Diversified Financials--11.0%
American Express	56,550	4,051,242
BlackRock	17,150	6,237,798
Franklin Resources	31,000	1,299,520
Intercontinental Exchange	8,800	2,286,592
JPMorgan Chase & Co.	108,375	7,226,445
State Street	42,950	3,117,311
Visa, Cl. A	48,600	3,839,886
		28,058,794
Energy--11.9%
Chevron	95,350	8,707,362
ConocoPhillips	80,350	4,342,917
EOG Resources	17,850	1,489,226
Exxon Mobil	125,660	10,261,396
Occidental Petroleum	70,750	5,347,992
		30,148,893
Food & Staples Retailing--2.0%
Walgreens Boots Alliance	52,350	4,398,970
Whole Foods Market	24,700	720,005
		5,118,975
Food, Beverage & Tobacco--20.7%
Altria Group	137,975	7,947,360
Coca-Cola	206,150	8,786,113
Diageo, ADR	22,100	2,531,776

Nestle, ADR	97,580		7,215,065
PepsiCo	56,450		5,654,032
Philip Morris International	179,850		15,717,091
SABMiller	75,100		4,559,930
			52,411,367
Health Care Equipment & Services--2.2%
Abbott Laboratories	125,200		5,623,984
Household & Personal Products--3.3%
Estee Lauder, Cl. A	63,300		5,324,796
Procter & Gamble	42,300		3,165,732
			8,490,528
Insurance--2.4%
ACE	53,500		6,144,475
Materials--1.6%
Praxair	36,900		4,162,320
Media--7.3%
Comcast, Cl. A	69,800		4,248,028
McGraw-Hill Financial	27,300		2,633,631
Twenty-First Century Fox, Cl. A	146,000		4,308,460
Walt Disney	64,800		7,352,856
			18,542,975
Pharmaceuticals, Biotech & Life Sciences--10.6%
AbbVie	125,300		7,286,195
Celgene	13,800	a	1,510,410
Gilead Sciences	32,450		3,438,402
Novo Nordisk, ADR	137,250		7,544,633
Roche Holding, ADR	216,450		7,248,911
			27,028,551
Semiconductors & Semiconductor Equipment--4.3%
ASML Holding	28,300	b	2,623,976
Texas Instruments	126,100		7,328,932
Xilinx	22,050		1,095,664
			11,048,572
Software & Services--5.9%
Automatic Data Processing	15,335		1,322,797
Facebook, Cl. A	41,000	a	4,273,840
International Business Machines	18,550		2,586,241
Microsoft	58,430		3,175,670

Oracle	82,200		3,203,334
VeriSign	6,000	a,b	536,640
			15,098,522
Technology Hardware & Equipment--8.0%
Alphabet, Cl. C	4,030	a	2,992,678
Apple	128,150		15,160,145
QUALCOMM	42,650		2,080,894
			20,233,717
Transportation--2.9%
Canadian Pacific Railway	30,850		4,549,450
Union Pacific	34,250		2,875,287
			7,424,737
Total Common Stocks
(cost $140,171,290)			252,210,610

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $280,289)	280,289	[c]	280,289
Investment of Cash Collateral for
Securities Loaned--1.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $3,209,868)	3,209,868	[c]	3,209,868
Total Investments (cost $143,661,447)	100.5%		255,700,767
Liabilities, Less Cash and Receivables	(.5%)		(1,369,884)
Net Assets	100.0%		254,330,883

ADR -- American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At November 30, 2015, the value of the fund's securities on loan was $3,147,368 and the value of the collateral held by the fund was $3,209,868.
c Investment in affiliated money market mutual fund.

At November 30, 2015, net unrealized appreciation on investments was $112,039,320 of which $113,672,958 related to appreciated investment securities and $1,633,638 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	20.7
Energy	11.9
Diversified Financials	11.0
Pharmaceuticals, Biotech & Life Sciences	10.6
Technology Hardware & Equipment	8.0
Media	7.3
Software & Services	5.9
Semiconductors & Semiconductor Equipment	4.3
Household & Personal Products	3.3
Transportation	2.9
Consumer Services	2.4
Insurance	2.4
Health Care Equipment & Services	2.2
Food & Staples Retailing	2.0
Banks	1.8
Materials	1.6
Money Market Investments	1.4
Capital Goods	.8
100.5

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	215,936,869	-	-	215,936,869
Equity Securities - Foreign Common Stocks†	36,273,741	-	-	36,273,741
Mutual Funds	3,490,157	-	-	3,490,157

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
The Dreyfus/Laurel Funds Inc. Dreyfus Floating Rate Income Fund
November 30, 2015 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--13.7%	Rate (%)		Date	Amount ($)	[a]	Value ($)
Collateralized Loan Obligations--7.0%
ALM,
Ser. 2015-12A, Cl. D		5.81	4/16/27	1,000,000	[b,c]	860,910
AMMC,
Ser. 2014-15A, Cl. E		7.46	12/9/26	1,500,000	[b,c]	1,429,184
Ares,
Ser. 2007-22A, Cl. D		5.17	8/15/19	690,000	[b,c]	666,632
Arrowpoint,
Ser. 2015-4A, Cl. D		4.82	4/18/27	2,000,000	[b,c]	1,886,605
Avery Point,
Ser. 2015-6A, Cl. E2		6.28	8/5/27	1,000,000	[b,c]	889,116
Cadogan Square,
Ser.1, Cl. E	EUR	4.80	2/1/22	800,000	[b]	847,788
Cairn,
Ser. 2007-2A, Cl. E	EUR	5.03	10/15/22	1,000,000	[b,c]	1,031,633
CIFC Funding,
Ser. 2014-2A, Cl. B2L		4.98	5/24/26	1,000,000	[b,c]	805,814
CIFC Funding,
Ser. 2007-3A, Cl. D		5.57	7/26/21	1,000,000	[b,c]	992,794
CVP Cascade,
Ser. 2015-3A, Cl. D		4.51	1/16/27	1,000,000	[b,c]	880,334
Denali Capital,
Ser. 2007-1A, Cl. B2L		4.57	1/22/22	500,000	[b,c]	464,387
Galaxy,
Ser. 2015-21A, Cl. E2		7.07	1/20/28	1,500,000	[b,c]	1,362,900
Goldentree Loan Opportunities,
Ser. 2015-10A, Cl. E1		6.28	7/20/27	1,500,000	[b,c]	1,328,445
Highbridge Loan Management,
Ser. 6A-2015, Cl. E2		6.56	5/5/27	1,000,000	[b,c]	902,811
Kingsland,
Ser. 2013-6A, Cl. E		5.32	10/28/24	1,000,000	[b,c]	800,766

LCM,
Ser. 14A, Cl. E		4.97	7/15/25	1,000,000	[b,c]	821,657
LightPoint Pan-European,
Ser. 2007-1X, Cl. E	EUR	5.55	2/5/26	831,699	[b]	855,487
Marathon,
Ser. 2013-5A, Cl. D		6.08	2/21/25	1,116,000	[b,c]	952,196
Neuberger Berman,
Ser. 2015-20A, Cl. E		6.96	1/15/28	2,000,000	b.c	1,841,800
Octagon Investment Partners XXII,
Ser. 2014-1A, Cl. E2		7.07	11/22/25	1,500,000	[b,c]	1,393,417
OZLM,
Ser. 2014-8A, Cl. D		5.27	10/17/26	2,000,000	[b,c]	1,606,143
OZLM,
Ser. 2014-9A, Cl. D		5.44	1/20/27	1,500,000	[b,c]	1,206,145
OZLM Funding,
Ser. 2013-4A, Cl. D		4.97	7/22/25	1,500,000	[b,c]	1,257,309
Regatta III Funding,
Ser. 2014-1A, Cl. D		5.22	4/15/26	1,500,000	[b,c]	1,197,683
Sound Harbor Loan Fund,
Ser. 2014-1A, Cl. D		7.19	10/30/26	500,000	[b,c]	436,530
Sound Point,
Ser. 2012-1A, Cl. E		6.32	10/20/23	1,030,000	[b,c]	1,021,632
TICP,
Ser. 2014-3A, Cl. E2		6.45	1/20/27	1,000,000	[b,c]	833,668
Venture,
Ser. 2015-20A, Cl. E2		7.26	4/15/27	2,000,000	[b,c]	1,829,443
Windmill,
Ser. 2007-1X, Cl. E	EUR	6.46	12/16/29	1,500,000	[b]	1,564,581
York,
Ser. 2014-1A, Cl. D		4.42	1/22/27	1,500,000	[b,c]	1,410,690
York,
Ser. 2014-1A, Cl. E		5.77	1/22/27	1,500,000	[b,c]	1,248,683
						34,627,183
Corporate Bonds--6.7%
Automotive--.2%
Goodyear Tire & Rubber,
Gtd. Notes		8.25	8/15/20	750,000		782,212

Building & Development--.2%
TRI Pointe Holdings,
Gtd. Notes		5.88	6/15/24	900,000		897,750
Cable & Satellite Television--.4%
Altice Financing,
Sr. Scd. Notes		6.63	2/15/23	1,550,000	[c]	1,541,274
Numericable-SFR,
Sr. Scd. Bonds		6.00	5/15/22	525,000	[c]	519,750
						2,061,024
Chemicals & Plastics--.1%
Novacap International,
Sr. Scd. Notes	EUR	4.93	5/1/19	700,000	[b]	747,755
Containers & Glass Products--.5%
Ardagh Packaging Finance,
Gtd. Notes		6.75	1/31/21	1,225,000	[c]	1,240,313
Beverage Packaging Holdings II,
Gtd. Notes		6.00	6/15/17	1,300,000	[c]	1,298,375
						2,538,688
Electronics & Electrical Equipment--.2%
Ensemble S Merger Sub,
Sr. Notes		9.00	9/30/23	825,000	[c]	821,906
Food & Drug Retail--.3%
Rite Aid,
Gtd. Notes		6.75	6/15/21	1,500,000		1,601,250
Health Care--1.1%
CHS/Community Health Systems,
Gtd. Notes		6.88	2/1/22	1,000,000		972,500
HCA,
Sr. Scd. Notes		3.75	3/15/19	375,000		379,687
Tenet Healthcare,
Sr. Scd. Notes		4.01	6/15/20	2,500,000	[b,c]	2,478,125
Valeant Pharmaceuticals
International, Gtd. Notes		6.75	8/15/18	1,890,000	[c]	1,852,200
						5,682,512
Lodging & Casinos--.2%
MGM Resorts International,
Gtd. Note		6.63	12/15/21	1,000,000		1,047,500

Oil & Gas--.8%
Antero Resources,
Gtd. Notes	5.38	11/1/21	500,000		462,500
Carrizo Oil & Gas,
Gtd. Notes	6.25	4/15/23	1,500,000		1,376,250
Targa Resources Partners,
Gtd. Notes	5.00	1/15/18	2,000,000	[c]	1,975,000
					3,813,750
Radio & Television--.4%
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	1,000,000		973,750
DISH DBS,
Gtd. Notes	6.75	6/1/21	1,250,000		1,260,937
					2,234,687
Telecommunications--1.3%
Digicel Group,
Sr. Unscd. Notes	8.25	9/30/20	1,000,000	[c]	873,750
Frontier Communications,
Sr. Unscd. Notes	10.50	9/15/22	450,000	[c]	447,187
Intelsat Jackson Holdings,
Gtd. Bonds	6.75	6/1/18	2,725,000		1,798,500
Sprint,
Gtd. Notes	7.25	9/15/21	1,000,000		812,500
T-Mobile USA,
Gtd. Bonds	6.46	4/28/19	850,000		875,500
Wind Acquisition Finance,
Scd. Notes	7.38	4/23/21	1,450,000	[c]	1,402,875
					6,210,312
Utilities--1.0%
Calpine,
Sr. Scd. Notes	6.00	1/15/22	1,250,000	[c]	1,303,125
Dynegy,
Gtd. Notes	6.75	11/1/19	2,525,000		2,479,247
NRG Energy,
Gtd. Notes	6.25	7/15/22	1,000,000		930,000
					4,712,372
Total Bonds and Notes

(cost $73,818,423)					67,778,901

Floating Rate Loan Interests--79.2%
Aerospace & Defense--2.3%
American Airlines,
2015 New Term Loan	3.25	6/27/20	984,962	[b]	975,236
American Airlines,
2015 Term Loan	3.50	10/10/21	1,980,000	[b]	1,965,160
Consolidated Aerospace
Manufacturing, Term Loan	4.75	8/11/22	1,468,750	[b]	1,421,016
Consolidated Precision Products,
First Lien Term B-3 Loan	4.50	12/28/19	1,224,811	[b]	1,201,466
SI Organization,
First Lien Initial Term Loan	5.75	11/23/19	922,868	[b]	920,852
Standard Aero Holdings,
Initial Term Loan	5.25	6/24/22	1,350,000	[b]	1,346,625
TASC,
First Lien New Term Loan	7.00	5/22/20	1,312,223	[b]	1,322,609
Transdigm,
Tranche C Term Loan	3.75	2/25/20	1,313,724	[b]	1,284,349
US Airways,
Tranche B-1 Term Loan	3.50	5/23/19	735,000	[b]	730,064
					11,167,377
Airlines--.6%
Air Canada,
Replacement Term Loan	4.00	9/26/19	246,875	[b]	247,029
Sabre Holdings,
Term B Loan	4.00	2/19/19	2,206,531	[b]	2,195,157
United AirLines,
Class B Term Loan	3.25	4/1/19	489,950	[b]	486,711
					2,928,897
Automotive--3.7%

American Tire Distributors,
Initial Term Loan	5.25	9/24/21	2,164,125	[b]	2,169,979
Dealer Tire,
Initial Term Loan	5.50	12/17/21	1,488,750	[b]	1,492,472
Federal Mogul,
New Term Loan B	4.00	4/15/18	650,000	[b]	594,142
Federal-Mogul,
Tranche C Term Loan	4.75	4/15/21	3,207,429	[b]	2,882,677
FPC Holdings,
First Lien Initial Term Loan	5.25	11/19/19	2,388,718	[b]	1,982,636
FPC Holdings,
Second Lien Initial Term Loan	9.25	5/19/20	1,000,000	[b]	850,000
Gates Global,
Initial Dollar Term Loan	4.25	6/11/21	2,227,500	[b]	2,087,825
Key Safety Systems,
Initial Term Loan	4.75	7/23/21	1,485,000	[b]	1,452,330
Midas Intermediate Holdco II,
Closing Date Term Loan	4.50	9/17/21	1,482,519	[b]	1,472,334
MPG Holdco I,
Initial Term Loan	3.75	10/8/21	709,063	[b]	700,731
US Farathane,
Initial Term Loan	6.75	2/4/22	1,684,375	[b]	1,688,586
Visteon,
Initial Term Loan	3.50	4/9/21	1,166,667	[b]	1,162,041
					18,535,753
Beverages & Tobacco--1.3%
AdvancePierre Foods,
First Lien Term Loan	5.75	7/10/17	1,198,156	[b]	1,198,905
AdvancePierre Foods,
Second Lien Term Loan	9.50	10/10/17	2,650,000	[b]	2,632,325
Aramark,
US Term F Loan	3.25	2/21/21	2,369,692	[b]	2,351,931

					6,183,161
Building & Development--.4%
Capital Automotive,
Tranche B-1 Term Loan	4.00	4/10/19	1,953,800	[b]	1,956,448
Business Equipment & Services--3.3%
AlixPartners,
Term Loan B	4.50	7/22/22	650,000	[b]	646,347
americold,
Term B Loan	6.50	11/3/22	325,000	[b]	321,750
Cast & Crew,
First Lien Term Loan	4.75	8/3/22	600,000	[b]	591,750
Hyland Software,
First Lien Term Loan	4.75	7/1/22	1,083,649	[b]	1,071,122
Kronos,
Incremental Term Loan	4.50	4/10/19	1,030,200	[b]	1,025,476
Maxim Crane Works,
Second Lien Initial Term Loan	10.25	11/20/18	750,000	[b]	746,250
Magic Newco,
First Lien USD Term Loan	5.00	12/12/18	984,790	[b]	985,529
Mitchell International,
First Lien Initial Term Loan	4.50	10/1/20	3,090,419	[b]	3,036,352
ON Assignment,
Term Loan	3.75	6/1/22	1,781,818	[b]	1,781,818
PGX Holdings,
First Lien Term B Loan	5.75	9/24/20	1,292,143	[b]	1,287,297
ServiceMaster Company,
Initial Term Loan	4.25	6/25/21	2,920,500	[b]	2,911,125
WP Mustang Holdings,
First Lien Term Loan	5.50	5/28/21	2,025,612	[b]	2,025,866
					16,430,682
Cable & Satellite Television--2.4%
Altice Financing,

Dollar Denominated Tranche Loan	5.25	1/28/22	997,500	[b]	994,133
Cablevision,
Initial Term Loan	5.00	9/23/22	1,900,000	[b]	1,898,642
Charter Communications Operating,
Term E Loan	3.00	7/1/20	997,449	[b]	984,622
Charter Communications Operating,
Term H Loan	3.25	7/23/21	500,000	[b]	496,945
Numericable US,
Dollar Denominated Tranche B-1
Loan	4.50	4/23/20	1,596,398	[b]	1,565,476
Numericable US,
Dollar Denominated Tranche B-2
Loan	4.50	4/23/20	1,381,102	[b]	1,354,350
UPC Financing Partnership,
Facility AH Term Loan	3.25	6/30/21	500,000	[b]	494,168
Virgin Media Finance,
B Facility Term Loan	3.50	2/15/20	673,321	[b]	664,147
Yankee Cable Acquisition,
Term Loan	4.25	3/1/20	2,300,246	[b]	2,287,664
Wide-Open-West,
Term B Loan	4.50	4/1/19	1,131,239	[b]	1,104,904
					11,845,051
Chemicals & Plastics--7.0%
AgroFresh,
Term Loan	5.75	7/31/21	1,950,000	[b]	1,925,625
American Pacific,
Initial Term Loan	8.25	2/27/19	1,578,494	[b]	1,574,547
Angus Chemical,
B-1 USD Term Loan	4.50	2/2/22	971,446	[b]	956,874
AZ Chem US,
First Lien Initial Term Loan	4.50	6/11/21	1,770,983	[b]	1,769,637
Cyanco Intermediate,

Initial Term Loan		5.50	5/1/20	2,359,624	[b]	2,259,340
Emerald Performance Materials,
Second Lien Initial Term Loan		7.75	7/22/22	1,000,000	[b]	957,500
Gemini HDPE,
Advance Term Loan		4.75	8/4/21	1,846,647	[b]	1,840,489
Greenfield Specialty Alcohols,
Term Loan		7.50	11/27/18	555,785	[b]	553,006
Ineos
Term Loan		3.75	12/15/20	2,955,034	[b]	2,867,314
Ineos,
Dollar Term Loan		4.25	3/11/22	994,997	[b]	977,376
Methanol Holdings,
Initial Term Loan		4.25	6/16/22	997,500	[b]	942,638
Minerals Technologies,
Term B-1 Loan		3.75	5/10/21	954,808	[b]	955,409
Orion Engineered Carbons,
Initial Euro Term Loan	EUR	5.00	7/25/21	864,699	[b]	918,542
Platform Specialty,
B3-USD Term Loan		5.50	6/5/20	1,610,000	[b]	1,569,750
Ravago Holdings America,
Term Loan		5.50	12/18/20	1,773,000	[b]	1,774,480
Road Infrastructure Investment,
Second Lien Term Loan		7.75	9/21/21	1,000,000	[b]	955,000
Solenis International,
Initial Euro Term Loan	EUR	4.50	7/2/21	1,485,000	[b]	1,565,049
Solenis International,
Second Lien Initial Term Loan		7.75	7/2/22	2,250,000	[b]	2,070,934
Styrolution US Holding,
Dollar Tranche B1 Loan		6.50	11/7/19	1,488,750	[b]	1,490,611
Tronox Pigments,
New Term Loan		4.25	3/19/20	3,081,912	[b]	2,826,899
Univar

Term Loan	4.25	6/24/22	4,000,000	[b]	3,892,760
					34,643,780
Clothing/Textiles--.4%
Authentic Brands,
First Lien Delayed Draw
Incremental Loan	5.50	5/27/21	81,250	[b]	80,590
Authentic Brands,
First Lien Term Loan	5.50	5/27/21	982,506	[b]	974,524
Varsity Brands,
Term Loan	5.00	12/10/21	1,836,125	[b]	1,836,988
					2,892,102
Conglomerates--.3%
Energizer,
Term Loan	3.25	5/20/22	1,496,250	[b]	1,489,390
Containers & Glass Products--2.5%
Anchor Glass,
Term B Loan	4.50	7/1/22	1,332,402	[b]	1,329,071
Bway Holding,
Initial Term Loan	5.50	8/7/20	4,451,193	[b]	4,336,442
Klockner Pentaplast,
Term Loan	5.00	4/22/20	776,497	[b]	776,617
Klockner Pentaplast,
USD Term Loan	5.00	4/20/28	1,817,003	[b]	1,817,285
Reynolds Group Holdings,
Incremental US Term Loan	4.50	12/1/18	1,446,172	[b]	1,441,956
SIG Combibloc US Acquisition,
Initial Dollar Term Loan	4.25	2/3/22	2,408,701	[b]	2,394,935
TricorBraun,
Term Loan	4.00	5/3/18	464,968	[b]	461,772
					12,558,078
Cosmetics/Toiletries--1.0%
Spectrum Brands,
First Lien Term Loan	3.75	6/16/22	1,438,464	[b]	1,439,269

Vogue International,
First Lien Initial Tranche B
Term Loan	5.75	2/7/20	3,260,934	[b]	3,260,934
					4,700,203
Ecological Services & Equipment--1.2%
ADS Waste Holdings,
Tranche B-2 Term Loan	3.75	10/9/19	1,177,553	[b]	1,153,478
EnergySolutions,
Advance Term Loan	6.75	5/22/20	1,875,714	[b]	1,781,929
Granite Acquisition,
Second Lien Term B Loan	8.25	10/14/22	500,000	[b]	432,500
Waste Industries USA,
Initial Term Loan	4.25	2/20/20	2,487,500	[b]	2,493,719
					5,861,626
Electronics & Electrical--4.8%
Aricent Technologies,
First Lien Initial Term Loan	5.50	4/14/21	2,868,239	[b]	2,767,850
Aricent Technologies,
Second Lien Initial Term Loan	9.50	4/14/22	325,000	[b]	310,781
Avago Technologies,
Term B Loan	4.25	11/11/22	4,600,000	[b]	4,558,324
Compuware,
First Lien Tranche B2 Term Loan	6.25	12/10/21	1,588,000	[b]	1,498,675
Compuware,
Second Lien Term Loan	9.25	12/9/22	900,000	[b]	792,000
Dell International,
Term B2 Loan	4.00	4/29/20	3,154,977	[b]	3,143,146
Deltek,
First Lien Term Loan	5.00	12/19/22	1,645,875	[b]	1,636,617
Ellucian,
Closing Date Term Loan	4.75	9/16/22	1,400,000	[b]	1,390,032
Epicor Software,

Term Loan	4.75	5/12/22	573,562	[b]	564,652
Lawson,
Tranche B-5 Term Loan	3.75	6/3/20	1,574,390	[b]	1,505,086
Peak 10,
First Lien Term Loan	5.00	6/10/21	1,124,987	[b]	1,116,196
Protection One,
Term Loan	5.00	6/18/21	1,350,000	[b]	1,338,613
Rocket Software,
First Lien Term Loan	5.75	2/8/18	970,363	[b]	970,756
W3,
First Lien Term Loan	5.75	3/1/20	982,368	[b]	830,101
West,
Term B10 Loan	3.25	6/30/18	1,373,312	[b]	1,354,429
					23,777,258
Equipment Leasing--.4%
Neff Rental,
Second Lien Closing Date Loan	7.25	5/21/21	1,033,043	[b]	940,070
North American Lifting Holdings,
First Lien Term Loan	5.50	11/26/20	1,281,697	[b]	975,692
					1,915,762
Farming/Agriculture--.0%
Pinnacle Operating,
First Lien Term B Loan
Refinancing	4.75	11/15/18	244,975	[b]	237,626
Financial Intermediaries--5.3%
Affinion Group,
Tranche B Term Loan	6.75	10/9/16	254,610	[b]	238,379
Affinion Group,
Initial Second Lien Term Loan	8.50	10/31/18	139,186	[b]	123,991
Alliant Insurance Services,
Initial Term Loan	4.50	7/27/22	498,750	[b]	489,087
Armor Holding II,

First Lien Term Loan		5.75	6/26/20	482,154	[b]	474,922
Bats Global Markets,
Term Loan		5.75	1/17/20	4,514,183	[b]	4,536,754
Delos Finance Sarl,
Term Loan		3.50	2/26/21	3,200,000	[b]	3,192,336
Harland Clarke Holdings,
Tanche B-2 Term Loan		5.53	4/26/18	1,724,463	[b]	1,705,063
Harland Clarke Holdings,
Term B-4 Loan		6.00	8/30/19	953,243	[b]	941,327
First Data,
2018 New Dollar Term Loan		3.69	3/23/18	3,000,000	[b]	2,973,000
First Data,
2022 Term Loan		3.94	6/24/22	750,000	[b]	742,189
HUB International,
Initial Term Loan		4.00	9/18/20	3,455,038	[b]	3,359,316
ION Trading Technologies,
Term B Loan	EUR	4.50	6/10/21	1,350,000	[b]	1,426,930
Progressive Solutions,
First Lien Initial Term Loan		5.50	10/16/20	412,316	[b]	409,224
Progressive Solutions,
Second Lien Initial Term Loan		9.50	10/18/21	600,000	[b]	594,000
SS & C Technologies,
Term B-1 Loan		4.00	6/29/22	899,888	[b]	898,043
SS & C Technologies,
Term B-2 Loan		4.00	6/29/22	139,238	[b]	138,952
TransFirst Holdings,
Term B-1 Loan		4.75	11/12/21	2,109,076	[b]	2,098,530
TransFirst Holdings,
Second Lien Term Loan		9.00	11/11/22	500,000	[b]	495,415
York Risk Services Holding,
Initial Term Loan		4.75	10/1/21	1,709,433	[b]	1,641,056
						26,478,514

Food & Drug Retail--.7%
Albertson's,
Term B-2 Loan	5.38	3/21/19	1,482,817	[b]	1,481,705
Albertson's,
Term B-3 Loan	5.00	8/9/19	1,950,000	[b]	1,947,689
					3,429,394
Food Products--1.4%
Bellisio Foods,
US Term Loan	5.25	12/16/17	161,224	[b]	147,520
Del Monte Foods,
First Lien Initial Loan	4.25	1/26/21	700,093	[b]	670,339
Del Monte Foods,
Second Lien Initial Loan	8.25	7/26/21	1,000,000	[b]	912,500
Hearthside Group Holdings,
Term Loan	4.50	8/17/21	1,204,750	[b]	1,188,944
Hostess Brands,
First Lien Term Loan	4.50	7/29/22	1,250,000	[b]	1,246,350
JBS,
Term Loan	4.00	8/18/22	2,500,000	[b]	2,493,763
					6,659,416
Food Service--1.0%
Advantage Sales & Marketing,
First Lien Initial Term Loan	4.25	7/21/21	1,584,000	[b]	1,538,903
Advantage Sales & Marketing,
Second Lien Initial Term Loan	7.50	7/21/22	500,000	[b]	460,000
Burger King,
Facility B2 Term Loan	3.75	12/10/21	1,589,841	[b]	1,583,171
Checkout Holding,
First Lien Term B Loan	4.50	4/3/21	1,481,250	[b]	1,259,062
					4,841,136
Health Care--7.6%
Acadia Health,

Term Loan		4.25	2/11/22	3,451,425	[b]	3,465,093
Catalent Pharma Solutions,
Dollar Term Loan		4.25	5/7/21	1,967,554	[b]	1,951,391
CHG Healthcare Services,
First Lien Term Loan		4.25	11/20/20	980,684	[b]	970,264
Community Health Systems,
Incremental 2018 Term F Loan		3.53	1/25/18	1,196,561	[b]	1,177,865
Community Health Systems,
Term G Loan		3.75	12/31/19	882,853	[b]	866,079
Community Health Systems,
Term H Loan		4.00	1/27/21	1,624,426	[b]	1,600,734
Concordia Health,
Term Loan	GBP	5.75	10/21/21	1,300,000	[b]	1,912,800
Convatec,
Dollar Term Loan		4.25	6/15/20	748,125	[b]	740,330
DPX Holdings,
Initial Dollar Term Loan		4.25	1/22/21	1,476,263	[b]	1,434,750
Drumm Investors,
Term Loan		6.75	5/4/18	1,625,075	[b]	1,614,927
Endo Pharma,
Term B Loan		3.75	6/24/22	2,000,000	[b]	1,973,130
Hill-Rom,
Term Loan		3.50	7/29/22	1,706,250	[b]	1,706,608
Horizon Pharma,
2015 Term Loan		4.50	4/29/21	1,995,000	[b]	1,775,550
Kinetic Concepts,
Dollar Term E-1 Loan		4.50	5/4/18	2,206,314	[b]	2,156,120
Mallinckrodt International
Finance, Initial Term B Loan		3.25	3/5/21	985,000	[b]	948,880
Onex Carestream Finance,
First Lien Term Loan		5.00	6/7/19	331,511	[b]	308,202
Onex Carestream Finance,

Second Lien Term Loan		9.50	12/5/19	1,436,018	[b]	1,313,956
Patheon,
2015 EURO Term Loan	EUR	4.50	3/11/21	358,186	[b]	379,309
Pharmaceutical Product
Development, Term Loan		4.25	8/5/22	748,125	[b]	730,357
Royalty Pharma,
New Term B-4 Loan		3.50	11/9/20	2,984,962	[b]	2,966,620
Siemens Audiology Solutions,
Facility B4 Term Loan		4.25	1/17/22	1,492,509	[b]	1,485,047
Surgical Care Affiliates,
Initial Term Loan		4.25	3/11/22	1,293,500	[b]	1,289,458
Valeant Pharmaceuticals
International, Retired -
Series E Tranche B Term Loan		3.50	6/26/20	1,665,884	[b]	1,573,219
Valeant Pharmaceuticals
International, Term Loan		4.00	3/11/22	3,381,482	[b]	3,202,264
						37,542,953
Home Furnishing--.6%
Mattress Holding,
Term Loan		5.00	10/1/21	2,886,667	[b]	2,880,056
Industrial Equipment--1.8%
Ameriforge Group,
First Lien Term Loan		5.00	7/18/19	1,226,936	[b]	319,003
Ameriforge Group,
Second Lien Term Loan		8.75	12/21/20	800,000	[b]	51,000
Doncasters US,
First Lien Term B Loan		4.50	4/9/20	1,439,304	[b]	1,401,523
Filtration Group,
First Lien Initial Term Loan		4.25	11/13/20	1,451,498	[b]	1,423,673
Hudson Products Holdings,
Term Loan		5.00	3/17/19	613,167	[b]	572,287
Mueller Water Products,

Initial Loan	4.00	11/19/21	1,189,010	[b]	1,192,714
Navios Maritime Partners
Term Loan	5.50	6/15/20	500,000	[b]	495,315
XPO Logistics,
Term Loan	5.50	10/27/21	3,400,000	[b]	3,393,642
					8,849,157
Leisure Goods/Activities/Movies--1.2%
24 Hour Fitness Worldwide,
Term Loan	4.75	5/20/21	391,040	[b]	363,994
Alpha Topco,
Facility B3 Term Loan	4.75	7/30/21	2,416,348	[b]	2,362,476
Delta 2 (LUX) Sarl Form 1
First Lien Term Loan	7.75	7/29/22	1,000,000	[b]	943,000
Deluxe Entertainment Services
Group, Initial Term Loan	6.50	2/25/20	1,821,911	[b]	1,751,312
WME IMG,
Second Lien Term Loan	8.25	5/6/22	500,000	[b]	475,000
					5,895,782
Lodging & Casinos--2.4%
American Casinos & Entertainment,
First Lien Term Loan	5.00	6/17/22	997,500	[b]	1,000,617
Boyd Gaming,
Term B Loan	4.00	8/14/20	406,990	[b]	405,464
La Quinta Intermediate Holdings,
Initial Term Loan	4.00	2/19/21	2,023,573	[b]	1,990,063
Scientific Games,
Term B Loan	6.00	10/18/20	998,642	[b]	929,362
Scientific Games,
Term B-2 Loan	6.00	9/17/21	5,086,563	[b]	4,728,697
Travelport,
Initial Term Loan	5.75	8/13/21	2,977,500	[b]	2,931,900
					11,986,103

Nonferrous Metals/Minerals--.4%
Novelis,
Term Loan		4.00	5/27/22	1,895,250	[b]	1,846,248
Oxbow Carbon,
Second Lien Initial Term Loan		8.00	1/18/20	250,000	[b]	223,959
						2,070,207
Oil & Gas--1.0%
Brand Energy & Infrastructure
Services, Initial Term Loan		4.75	11/20/20	1,473,750	[b]	1,370,131
Brock Holdings III,
Second Lien Initial Loan		10.00	3/16/18	1,333,333	[b]	1,250,000
Cactus Wellhead,
Tranche B Term Loan		7.00	7/30/20	487,227	[b]	383,691
FR Dixie Acquisition,
Initial Term Loan		5.75	1/22/21	2,163,987	[b]	1,503,971
Paragon Offshore Finance,
Term Loan		3.75	7/16/21	990,000	[b]	294,525
Offshore Group Investment,
Term Loan		5.00	10/25/17	698,870	[b]	203,672
Offshore Group Investment,
Second Term Loan		5.75	3/28/19	211,801	[b]	61,070
						5,067,060
Publishing--1.8%
BarBri,
Initial Term Loan		4.50	6/19/17	1,138,281	[b]	1,014,971
Redtop Acquisitions,
First Lien Initial Euro Term
Loan	EUR	4.75	12/22/20	1,000,000	[b]	1,066,547
Redtop Acquisitions,
Second Lien Initial Dollar
Term Loan		8.25	7/22/21	245,625	[b]	239,484

Getty Images,
Initial Term Loan	4.75	10/18/19	489,924	[b]	334,929
Interactive Data Corporation,
Term Loan	4.75	4/23/21	1,569,325	[b]	1,568,415
Laureate Education,
New Series 2018 Extended Term
Loan	5.00	6/16/18	1,468,247	[b]	1,261,224
Merrill Communications,
Initial Term Loan	6.25	5/27/22	1,292,225	[b]	1,208,231
Penton Media,
First Lien Term B-1 Loan	5.00	10/3/19	652,164	[b]	648,906
Pre-Paid Legal Services,
First Lien Term Loan	6.50	7/1/19	1,554,789	[b]	1,547,505
					8,890,212
Radio & Television--5.3%
AVSC Holding,
First Lien Initial Term Loan	4.50	1/22/21	2,467,475	[b]	2,396,535
Clear Channel Communications,
Tranche D Term Loan	6.95	1/30/19	750,000	[b]	546,041
Clear Channel Communications,
Tranche E Term Loan	7.70	1/30/19	711,474	[b]	518,664
Creative Artists Agency,
Initial Term Loan	5.50	12/10/21	1,836,125	[b]	1,836,501
EMI Music Publishing,
New Term Loan	4.00	8/12/22	2,653,612	[b]	2,618,226
Gray Television,
Term Loan	3.75	6/13/21	3,250,000	[b]	3,232,937
Media General,
Term B Loan	4.25	7/31/20	2,904,901	[b]	2,891,102
Tech Finance & Co.,
US Term Loans	5.00	7/11/20	3,809,763	[b]	3,778,808
The Weather Channel,

Term Loan	5.75	5/12/22	1,294,747	[b]	1,296,365
Tribune,
Term B Loan	3.75	12/27/20	1,839,617	[b]	1,832,433
Univision Communications,
2013 Incremental Term Loan	4.00	3/1/20	3,044,419	[b]	3,004,461
William Morris Endeavor
Entertainment, First Lien Term
Loan	5.25	3/19/21	2,441,650	[b]	2,428,831
					26,380,904
Retailers--5.9%
99 Cents Only Stores,
Tranche B-2 Loan	4.50	1/11/19	1,369,848	[b]	1,049,989
Academy Sports,
Initial Term Loan	5.00	6/22/16	2,356,764	[b]	2,254,834
Ascena Retail Group,
Term B Loan	5.25	7/29/22	5,000,000	[b]	4,475,000
CWGS Group,
Term Loan	5.25	2/20/20	3,609,809	[b]	3,566,943
Dollar Tree,
Term Loan	3.50	3/9/22	1,694,356	[b]	1,691,484
Dollar Tree,
Term B-2 Loan	4.25	3/9/22	2,500,000	[b]	2,489,825
General Nutrition Centers,
Tranche B Term Loan	3.25	3/2/18	872,200	[b]	851,123
Hudson Bay,
Term B Loan	4.75	8/12/22	1,198,157	[b]	1,195,353
Michaels Stores,
Term B Loan	3.75	1/28/20	969,887	[b]	963,307
Neiman Marcus Group,
Term Loan	4.25	10/25/20	1,708,197	[b]	1,602,152
Nine West Holdings,
Initial Loan	4.75	9/5/19	1,268,826	[b]	987,565

Nine West Holdings,
Initial Loan		6.25	1/8/20	250,000	[b]	141,562
Pet Smart,
Tranche B-1 Loan		4.25	3/11/22	3,980,000	[b]	3,917,633
Serta Simmons Holdings,
Term Loan		4.25	10/1/19	1,805,720	[b]	1,798,804
Staples
Term B Loan		3.50	4/23/21	2,300,000	[b]	2,275,401
						29,260,975
Surface Transport--2.4%
American Commercial Lines,
Term Loan		9.75	11/6/20	1,150,000	[b]	1,105,438
IBC Capital,
First Lien Initial Term Loan		4.75	8/5/21	2,487,500	[b]	2,278,127
Kenan Advantage,
Delayed Draw Term 1 Loan		4.00	1/23/17	47,872	[b]	47,693
Kenan Advantage,
Initial Canadian Term Loan		4.00	7/22/22	109,338	[b]	108,928
Kenan Advantage,
Initial U.S. Term Loan		4.00	7/22/22	342,790	[b]	341,504
Omnitracs,
First Lien Term Loan		4.75	10/29/20	2,461,230	[b]	2,436,618
OSG Bulk Ships,
First Lien Term Loan		5.25	7/22/19	1,973,763	[b]	1,963,894
Scandlines,
Facility B Term Loan	EUR	4.50	11/4/20	837,308	[b]	888,587
Stena International,
Term Loan		4.00	2/24/21	1,738,662	[b]	1,482,209
Vouvray US Finance,
First Lien Initial Term Loan		5.00	6/25/21	989,975	[b]	984,203
						11,637,201
Telecommunications--5.8%

Asurion,
Incremental Tranche B-1 Term
Loan	5.00	5/24/19	1,283,984	[b]	1,214,168
Asurion,
Incremental Tranche B-2 Term
Loan	4.25	7/8/20	984,887	[b]	912,497
Asurion,
Second Lien Term Loan	8.50	2/19/21	1,000,000	[b]	888,500
Asurion,
Term B4-Loan	5.00	7/29/22	498,750	[b]	462,840
Avaya,
Term B-6 Loan	6.50	3/31/18	472,283	[b]	406,045
Birch Communications,
Term Loan	7.75	7/17/20	1,457,292	[b]	1,444,540
Communications Sales & Leasing,
Term Loan B	5.00	10/14/22	2,493,750	[b]	2,313,739
Consolidated Communications,
Initial Term Loan	4.25	12/18/20	1,228,125	[b]	1,223,827
Crown Castle Operating Company,
Extended Incremental Tranche
B-2 Term Loan	3.00	1/29/21	1,719,375	[b]	1,706,187
Fairpoint Communications,
Term Loan	7.50	2/14/19	1,695,652	[b]	1,696,712
Integra Telecom,
Term B-1 Loan	5.25	8/14/20	1,279,498	[b]	1,248,713
Intelsat Jackson Holdings,
Tranche B-2 Term Loan	3.75	6/30/19	733,086	[b]	688,642
IPC,
First Lien Term B-1 Loan	5.50	8/6/21	1,990,000	[b]	1,950,200
Nextgen Finance,
Term B Loan	5.00	5/28/21	2,666,250	[b]	2,292,975
Riverbed Technology,

Term Loan	6.00	2/25/22	3,337,250	[b]	3,335,581
SBA Senior Finance II,
Incremental Tranche B-1 Term
Loan	3.25	3/24/21	2,715,625	[b]	2,665,467
Transaction Network Services,
First Lien Initial Term Loan	5.00	2/15/20	201,095	[b]	199,169
Transaction Network Services,
Second Lien Initial Term Loan	9.00	8/14/20	2,212,973	[b]	2,164,564
Windstream,
Tranche B-5 Term Loan	3.50	8/26/19	982,500	[b]	961,214
Zayo Group,
Term Loan	4.00	7/2/19	850,000	[b]	841,636
					28,617,216
Utilities--3.0%
Calpine,
Term Loan	3.50	5/31/22	2,500,000	[b]	2,479,687
Calpine,
Term Loan	4.00	10/30/20	982,500	[b]	976,973
Calpine,
Term Loan	4.00	1/15/23	250,000	[b]	247,969
Calpine,
Term B5 Loan	3.50	5/20/22	1,496,250	[b]	1,461,889
CommScope,
Term Loan	3.75	5/27/22	1,750,000	[b]	1,733,051
EFS Cogen Holdings,
Term B Advance Loan	3.75	12/17/20	926,318	[b]	920,533
Murray Energy,
Term B-2 Loan	7.50	4/9/20	2,718,188	[b]	1,828,552
Sandy Creek Energy Associates,
Term Loan	5.00	11/6/20	3,646,914	[b]	2,683,509
TPF II Power,
Term Loan	4.75	9/30/21	1,025,000	[b]	1,028,203

TPF II Power,
Term Loan	5.50	9/29/21	1,723,883 [b]	1,700,989
				15,061,355
Total Floating Rate Loan Interests
(cost $409,400,877)				392,670,835

Other Investment--9.0%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $44,659,119)			44,659,119 [d]	44,659,119
Total Investments (cost $527,878,419)			101.9%	505,108,855
Liabilities, Less Cash and Receivables			(1.9%)	(9,486,345)
Net Assets			100.0%	495,622,510

a	Principal amount stated in U.S. Dollars unless otherwise noted.
EUR-- Euro
GBP-- British Pound
b	Variable rate security--interest rate subject to periodic change.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2015, these securities were valued at $47,113,207 or 9.5% of net assets.
d	Investment in affiliated money market mutual fund.

At November 30, 2015, net unrealized depreciation on investments was $22,769,564 of which $519,812 related to appreciated investment securities and $23,289,376 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Bank Loans	79.2
Corporate Bonds	6.7
Money Market Investment	9.0
Asset-Backed	7.0
101.9

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
November 30, 2015 (Unaudited)

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:

British Pound,
Expiring
12/14/2015 [a]	1,255,000	1,898,225	1,890,210	8,015

Euro,
Expiring
12/14/2015 [a]	10,800,000	11,589,480	11,415,276	174,204

				182,219

Counterparty:
a	Credit Suisse International

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Collateralized Loan Obligations	-	34,627,183	-	34,627,183
Corporate Bonds+	-	33,151,718	-	33,151,718
Floating Rate Loan Interests+	-	392,670,835	-	392,670,835
Mutual Funds	44,659,119	-	-	44,659,119
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	182,219	-	182,219

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 20, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 20, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)